Goodwill and Other Intangibles - Additional Information (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Goodwill [Line Items]
Impairment of goodwill and other intangible assets	$ 0	$ 0
Percentage of goodwill used for impairment testing	97.00%
Amortization of Intangible Assets, Total	$ 107,000,000	$ 108,000,000	$ 109,000,000
Amortization expense in 2016	79,000,000
Amortization expense in 2017	75,000,000
Amortization expense in 2018	68,000,000
Amortization expense in 2019	57,000,000
Amortization expense in 2020	$ 65,000,000
Agricultural equipment [Member]
Goodwill [Line Items]
Indefinite-lived intangible assets, excess of fair value over carrying value percentage	17.00%
Financial Services Segment [Member]
Goodwill [Line Items]
Indefinite-lived intangible assets, excess of fair value over carrying value percentage	29.00%
Agricultural Equipment Segment
Goodwill [Line Items]
Percentage of goodwill used for impairment testing	67.00%
Construction Equipment Segment [Member]
Goodwill [Line Items]
Percentage of goodwill used for impairment testing	24.00%
Indefinite-lived intangible assets, excess of fair value over carrying value percentage	12.00%
Percentage Points Increase in Discount Rate	1.30%
Financial Services Segment [Member]
Goodwill [Line Items]
Percentage of goodwill used for impairment testing	6.00%